Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000135675 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000135675 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.60%
C000135675 | FR_01F052672
Holdings [Line Items]
Percent of Total Investments	4.40%
C000135675 | FR_01F050676
Holdings [Line Items]
Percent of Total Investments	3.40%
C000135675 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.10%
C000135675 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000135675 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000135675 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000135675 | FR_91282CMP3
Holdings [Line Items]
Percent of Total Investments	1.90%
C000135675 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.50%
C000135675 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000135675 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000135675 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000135675 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.30%
C000135675 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000135675 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000135675 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.00%
C000135675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	55.90%
C000023784 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023784 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023784 | FR_01F052672
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023784 | FR_01F050676
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023784 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023784 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023784 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023784 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023784 | FR_91282CMP3
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023784 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023784 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000023784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.00%
C000023784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	55.90%
C000023790 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023790 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023790 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023790 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023790 | FR_G87052109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_92343E102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023790 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023790 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | FR_45168D104
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000023790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000023790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000023790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%

[1]	Amount is less than 0.05%.